Related Party Transactions - Summary of Significant Transactions with Related Parties (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	₨ 887.0	$ 14.0	₨ 1,050.0		₨ 230.0
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	161.0	2.0	120.0
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	₨ 1.0	$ 0.0	683.0		₨ 31.0
Fair market value of donation in kind			₨ 112.0	$ 1.7